Fair value of financial instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures
Fair Value of Financial Instruments

Note 30 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The fair values reflected herein have been determined based on the prevailing rate environment at December 31, 2018 and December 31, 2017, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation’s fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation’s value as a going concern.

The following tables present the carrying amount and estimated fair values of financial instruments with their corresponding level in the fair value hierarchy. The aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.

	December 31, 2018
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$394,035	$394,035	$-	$-	$394,035
Money market investments	4,171,048	4,161,832	9,216	-	4,171,048
Trading account debt securities, excluding
derivatives[1]	37,787	6,278	30,370	1,139	37,787
Debt securities available-for-sale[1]	13,300,184	2,719,740	10,579,211	1,233	13,300,184
Debt securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$89,459	$-	$-	$90,534	$90,534
Collateralized mortgage
obligation-federal agency	55	-	-	58	58
Securities in wholly owned statutory
business trusts	11,561	-	11,561	-	11,561
Other	500	-	500	-	500
Total debt securities
held-to-maturity	$101,575	$-	$12,061	$90,592	$102,653
Equity securities:
FHLB stock	$51,628	$-	$51,628	$-	$51,628
FRB stock	89,358	-	89,358	-	89,358
Other investments	14,598	-	13,296	5,539	18,835
Total equity securities	$155,584	$-	$154,282	$5,539	$159,821
Loans held-for-sale	$51,422	$-	$-	$52,474	$52,474
Loans not covered under loss sharing
agreement with the FDIC	25,938,541	-	-	23,143,027	23,143,027
Mortgage servicing rights	169,777	-	-	169,777	169,777
Derivatives	13,603	-	13,603	-	13,603
	December 31, 2018
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$32,093,274	$-	$32,093,274	$-	$32,093,274
Time deposits	7,616,765	-	7,392,698	-	7,392,698
Total deposits	$39,710,039	$-	$39,485,972	$-	$39,485,972
Assets sold under agreements to
repurchase	$281,529	$-	$281,535	$-	$281,535
Other short-term borrowings[2]	$42	$-	$42	$-	$42
Notes payable:
FHLB advances	$556,776	$-	$553,111	$-	$553,111
Unsecured senior debt securities	294,039	-	302,664	-	302,664
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	384,875	-	381,079	-	381,079
Capital lease obligations	20,412	-	-	20,412	20,412
Total notes payable	$1,256,102	$-	$1,236,854	$20,412	$1,257,266
Derivatives	$12,320	$-	$12,320	$-	$12,320

[1] Refer to Note 30 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 20 to the Consolidated Financial Statements for the composition of other short-term borrowings.

	December 31, 2017
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$402,857	$402,857	$-	$-	$402,857
Money market investments	5,255,119	5,245,346	9,773	-	5,255,119
Trading account debt securities, excluding
derivatives[1]	33,746	261	32,384	1,101	33,746
Debt securities available-for-sale[1]	10,176,923	503,385	9,672,250	1,288	10,176,923
Debt securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$92,754	$-	$-	$83,239	$83,239
Collateralized mortgage
obligation-federal agency	67	-	-	71	71
Securities in wholly owned statutory
business trusts	13,198	-	13,198	-	13,198
Other	1,000	-	750	243	993
Total debt securities
held-to-maturity	$107,019	$-	$13,948	$83,553	$97,501
Equity securities:
FHLB stock	$57,819	$-	$57,819	$-	$57,819
FRB stock	94,308	-	94,308	-	94,308
Other investments	12,976	-	11,076	5,214	16,290
Total equity securities	$165,103	$-	$163,203	$5,214	$168,417
Loans held-for-sale	$132,395	$-	$-	$134,839	$134,839
Loans not covered under loss sharing
agreement with the FDIC	23,702,612	-	-	21,883,003	21,883,003
Loans covered under loss sharing
agreements with the FDIC	484,030	-	-	465,893	465,893
FDIC loss share asset	45,192	-	-	33,323	33,323
Mortgage servicing rights	168,031	-	-	168,031	168,031
Derivatives	16,719	-	16,719	-	16,719
	December 31, 2017
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$27,938,630	$-	$27,938,630	$-	$27,938,630
Time deposits	7,514,878	-	7,381,232	-	7,381,232
Total deposits	$35,453,508	$-	$35,319,862	$-	$35,319,862
Assets sold under agreements to
repurchase	$390,921	$-	$390,752	$-	$390,752
Other short-term borrowings[2]	$96,208	$-	$96,208	$-	$96,208
Notes payable:
FHLB advances	$631,490	$-	$628,839	$-	$628,839
Unsecured senior debt	446,873	-	463,554	-	463,554
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,351	-	406,883	-	406,883
Capital lease obligations	18,642	-	-	18,642	18,642
Total notes payable	$1,536,356	$-	$1,499,276	$18,642	$1,517,918
Derivatives	$14,431	$-	$14,431	$-	$14,431
Contingent consideration	$164,858	$-	$-	$164,858	$164,858

[1] Refer to Note 29 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 19 to the Consolidated Financial Statements for the composition of other short-term borrowings.

The notional amount of commitments to extend credit at December 31, 2018 and December 31, 2017 is $ 7.5 billion and $ 7.6 billion, respectively, and represents the unused portion of credit facilities granted to customers. The notional amount of letters of credit at December 31, 2018 and December 31, 2017 is $ 29 million and $ 36 million respectively, and represents the contractual amount that is required to be paid in the event of nonperformance. The fair value of commitments to extend credit and letters of credit, which are based on the fees charged to enter into those agreements, are not material to Popular’s financial statements.